K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 29, 2017

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds File Nos. 002-89287; 811-03967

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Balanced Income Fund, First Investors Floating Rate Fund, First Investors Fund For Income, First Investors Government Fund, First Investors International Opportunities Bond Fund, First Investors Investment Grade Fund, First Investors Limited Duration High Quality Bond Fund and First Investors Strategic Income Fund (the “Funds”), each a series of First Investors Income Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on June 12, 2017, and effective on June 12, 2017 (Accession Number: 0000898432-17-000638), which is incorporated herein by reference.

                    If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty Mary Najem Foresters Investment Management Company, Inc.